Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Taxes
Schedule of components of income taxes

Skr mn	2021	2020	2019
Income tax
Adjustment previous year	0	-4	2
Current tax	-272	-266	-570
Deferred tax	1	0	291
Total income tax	-271	-270	-277

Schedule of income tax related to other comprehensive income

Income tax related to other comprehensive income
Tax on items to be reclassified to profit or loss
Current tax	—	—	2
Tax on items not to be reclassified to profit or loss
Current tax	5	-4	-5
Deferred tax	-5	-1	1
Income tax related to other comprehensive income	0	-5	-2

Schedule of reconciliation of effective tax rate

Reconciliation of effective tax rate
The Swedish corporate tax rate (percent)	20.6	21.4	21.4
Profit before taxes	1,305	1,238	1,304
National tax based on profit before taxes	-269	-265	-279
Tax effects of:
Non-taxable income	0	0	9
Non-deductible expenses	-3	-1	-16
Imputed interest on tax allocation reserve	—	—	-1
Tax effect of dissolution of untaxed reserves due to changed tax rate	—	—	8
Tax effect of the tax credit for investments in equipment	1	—	—
Other	—	-4	2
Total tax	-271	-270	-277
Effective tax expense (percent)	20.8	21.8	21.2

Schedule of deferred taxes

Skr mn	2021	2020
Deferred tax assets concerning:
Temporary differences, related to pensions	10	15
Tax effect of the tax credit for investments in equipment	1	—
Total deferred tax assets	11	15

Schedule of changes in deferred taxes

Skr mn	2021	2020
Opening balance	15	16
Change through profit or loss	1	0
Change in other comprehensive income	-5	-1
Closing balance	11	15